Shareholders' equity and share-based payments - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Pre-tax amount
Actuarial gains and losses	$ 22	$ (2)	$ 135	$ 20		$ 138
Change in fair value of investments in equity instruments	103	40	(1)	143		3
Currency translation adjustment generated by the parent company				(2,189)		1,409
Sub-total items not potentially reclassifiable to profit & loss				(2,026)		1,550
Currency translation adjustment	523	1,099	(49)	1,622		(1,299)
Cash flow hedge	593	807	689	1,400		1,891
Variation of foreign currency basis spread		(15)	11	(15)		8
Share of other comprehensive income of equity affiliates, net amount				(114)		(95)
Other	(2)	2	(4)			(1)
Sub-total items potentially reclassifiable to profit & loss				2,893		504
Total other comprehensive income				867		2,054
Tax effect
Actuarial gains and losses				12		(50)
Change in fair value of investments in equity instruments				(31)		(1)
Sub-total items not potentially reclassifiable to profit and loss	(11)	(8)	(43)	(19)		(51)
Cash flow hedge				(376)		(470)
Variation of foreign currency basis spread				4		(2)
Sub-total items potential reclassifiable to profit and loss	(153)	(219)	(136)	(372)		(472)
Total other comprehensive income				(391)		(523)
Net amount
Actuarial gains and losses				32		88
Change in fair value of investments in equity instruments				112		2
Currency translation adjustment generated by the parent company	(683)	(1,506)	(57)	(2,189)		1,409
Items not potentially reclassifiable to profit and loss	(569)	(1,476)	34	(2,045)		1,499
Currency translation adjustment				1,622		(1,299)
Cash flow hedge				1,024		1,421
Variation of foreign currency basis spread				(11)		6
Share of other comprehensive income of equity affiliates, net amount	(38)	(76)	3	(114)		(95)
Other						(1)
Items potentially reclassifiable to profit and loss	923	1,598	514	2,521		32
Total other comprehensive income (net amount)	$ 354	$ 122	$ 548	$ 476	$ (424)	$ 1,531